Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (6,866)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Forgiveness of debt - court discharge	(24,814)
Changes in assets and liabilities
Prepaid expenses
Accounts payable and accrued expenses - related party	31,680
Net cash provided by (used in) operating activities
Cash flows from financing activities:
Proceeds from exercise of warrants
Proceeds from issuance of common stock
Proceeds from notes payable
Net cash provided by financing activities
NET INCREASE (DECREASE) IN CASH
Cash - beginning of year
Cash - end of year
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest
Cash paid for income taxes